Retirement Benefit Plans - Summary of Net Assets Recognised (Details) - GBP (£) £ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Defined benefit obligation, at present value	£ (13,610)	£ (12,158)
Net defined benefit liability (asset)	13,729	12,547
Total net assets	£ 119	£ 389